Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000173046
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Equity Strategies Fund
Class Name	Advisor Class
Trading Symbol	ATEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$99	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.00%	[1]
AssetsNet	$ 141,363,951
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,235,092
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$141,363,951 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$1,235,092 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market	1.0%
Equity	99.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	64.4%
State Street SPDR S&P 500 ETF Trust	27.7%
First American Government Obligations Fund Class X	1.0%

C000173045
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Equity Strategies Fund
Class Name	Institutional Class
Trading Symbol	ATESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	2.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.25%	[2]
AssetsNet	$ 141,363,951
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,235,092
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$141,363,951 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$1,235,092 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market	1.0%
Equity	99.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	64.4%
State Street SPDR S&P 500 ETF Trust	27.7%
First American Government Obligations Fund Class X	1.0%

C000159233
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Income Strategies Fund
Class Name	Advisor Class
Trading Symbol	ATCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anchor Risk Managed Income Strategies Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$101	2.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.01%	[3]
AssetsNet	$ 26,363,319
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 126,556
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,363,319 Number of Portfolio Holdings15 Advisory Fee (net of waivers)$126,556 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	25.7%
Exchange-Traded Funds	54.7%
Money Market Funds	19.6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Fixed Income	16.3%
Money Market	19.6%
Equity	64.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund Class X	18.8%
Global X Nasdaq 100 Covered Call ETF	11.3%
JPMorgan Equity Premium Income ETF	9.1%
PIMCO Dynamic Income Fund	8.5%
JPMorgan Nasdaq Equity Premium Income ETF	8.2%
PIMCO Dynamic Income Opportunities Fund	7.1%
First Trust BuyWrite Income ETF	6.0%
First Trust Nasdaq BuyWrite Income ETF	5.7%
Defiance S&P 500 Target 30 Weekly Distribution ETF	4.6%
Defiance Nasdaq 100 Target 30 Weekly Distribution ETF	4.6%

C000161918
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Income Strategies Fund
Class Name	Institutional Class
Trading Symbol	ATCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anchor Risk Managed Income Strategies Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	2.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.26%	[4]
AssetsNet	$ 26,363,319
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 126,556
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$26,363,319 Number of Portfolio Holdings15 Advisory Fee (net of waivers)$126,556 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	25.7%
Exchange-Traded Funds	54.7%
Money Market Funds	19.6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Fixed Income	16.3%
Money Market	19.6%
Equity	64.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund Class X	18.8%
Global X Nasdaq 100 Covered Call ETF	11.3%
JPMorgan Equity Premium Income ETF	9.1%
PIMCO Dynamic Income Fund	8.5%
JPMorgan Nasdaq Equity Premium Income ETF	8.2%
PIMCO Dynamic Income Opportunities Fund	7.1%
First Trust BuyWrite Income ETF	6.0%
First Trust Nasdaq BuyWrite Income ETF	5.7%
Defiance S&P 500 Target 30 Weekly Distribution ETF	4.6%
Defiance Nasdaq 100 Target 30 Weekly Distribution ETF	4.6%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized